Financial Liabilities	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Financial Liabilities	Financial liabilities
The breakdown of financial liabilities at December 31, 2020 and the corresponding maturities schedule is as follows:

Millions of euros
	Current	Non-current
Maturity	2021	2022	2023	2024	2025	Subsequent years	Non-current total	Total
Debentures and bonds	4,832	3,683	2,301	1,138	3,075	23,720	33,917	38,749
Promissory notes & commercial paper	1,551	—	140	263	319	—	722	2,273
Total Issues	6,383	3,683	2,441	1,401	3,394	23,720	34,639	41,022
Loans and other payables	1,045	216	755	436	967	1,116	3,490	4,535
Derivative instruments (Note 19)	695	344	136	155	74	3,459	4,168	4,863
Total	8,123	4,243	3,332	1,992	4,435	28,295	42,297	50,420
The estimate of future payments for interest on these financial liabilities at December 31, 2020 is as follows: 1,245 million euros in 2021, 1,134 million euros in 2022, 1,017 million euros in 2023, 926 million euros in 2024, 874 million euros in 2025 and 8,365 million euros in years after 2025. For floating rate financing, the Group mainly estimates future interest using the forward curve of the various currencies at December 31, 2020.
Derivative instruments in the table above include the fair value of derivatives classified as financial liabilities, i.e. when they have a negative mark-to-market, yet excluding the fair value of derivatives classified as current financial assets (1,210 million euros, see Note 15) and non-current financial assets (3,666 million euros, see Note 12).
In 2019 and 2020, the Group entered into agreements to extend payment terms with various suppliers, and with factoring companies when such payments are discounted. When the new extended payment terms exceed customary payment terms in the industry, trade liabilities are reclassified to other financial liabilities and the deferred payments made are recognized in net cash flows used in financing activities (see Note 28). At December 31, 2020, the corresponding amount pending payment, recognized in “Loans and other payables” line, was 59 million euros (220 million euros at December 31, 2019).
The deferred payments made in relation to this item during the year amounted to 235 million euros (380 million euros in 2019).
The composition of these financial liabilities by category at December 31, 2020 and 2019 is as follows:

December 31, 2020
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	41,022	41,022	46,624
Loans and other payables	—	—	—	—	—	—	4,535	4,535	4,595
Derivative instruments	1,208	—	3,655	4	4,859	—	—	4,863	4,863
Total financial liabilities	1,208	—	3,655	4	4,859	—	45,557	50,420	56,082

December 31, 2019
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	44,994	44,994	49,474
Loans and other payables	—	—	—	—	—	—	4,488	4,488	4,511
Derivative instruments	961	—	1,921	59	2,823	—	—	2,882	2,882
Total financial liabilities	961	—	1,921	59	2,823	—	49,482	52,364	56,867
The calculation of the fair values of the Telefónica Group’s debt instruments required an estimate of the credit spread curve for each currency and corresponding subsidiary using the prices of the Group’s bonds and credit derivatives.
At December 31, 2020, some of the financing arranged by Telefónica Group companies in Latin America (Brazil, Peru and El Salvador), which amounted to approximately 1% of the Telefónica Group’s gross debt, was subject to compliance with certain financial covenants. To date, these covenants are being met. Due to the absence of cross-defaults, breach of the covenants would not affect the debt at Telefónica, S.A. level.
Some of the financial liabilities of Telefónica Group includes adjustments in the amortized cost at December 31, 2020 and 2019 as a result of fair value interest rate and exchange rate hedges.

Issues, promissory notes, commercial paper, loans and other payables
The movement in issues, promissory notes, commercial paper, loans and other payables in 2020 and 2019 arising from financial activities is as follows:

		Cash used in financing activities
Millions of euros	Balance at 12/31/2019	Cash received	Cash paid	Translation differences and exchange gains and losses	Financial updates	Other movements	Balance at 12/31/2020
Issues	42,636	4,011	(6,728)	(1,501)	344	(13)	38,749
Promissory notes and commercial paper	2,358	276	(343)	(16)	—	(2)	2,273
Loans and other payables	4,488	3,121	(2,605)	(290)	23	(202)	4,535

			Cash used in financing activities
Millions of euros	Balance at 12/31/2018	First application of IFRS 16	Cash received	Cash paid	Translation differences and exchange gains and losses	Financial updates	Other movements	Balance at 12/31/2019
Issues	41,176	—	4,186	(3,653)	427	494	6	42,636
Promissory notes and commercial paper	2,454	—	412	(512)	1	1	2	2,358
Loans and other payables	8,555	(151)	1,138	(6,076)	55	25	942	4,488
Debentures and bonds
At December 31, 2020, the nominal amount of outstanding debentures and bonds issues was 36,502 million euros (40,668 million euros at December 31, 2019). Appendix III presents the characteristics of all outstanding debentures and bond issues at the year-end 2020, and the significant issues made during the year.
Telefónica, S.A. has a full and unconditional guarantee on issues made by Telefónica Emisiones, S.A.U., Telefónica Europe, B.V. and Telefónica Participaciones, S.A.U., all of which are directly or indirectly fully owned subsidiaries of Telefónica, S.A.
Promissory notes and commercial paper
The main programs for issuance of promissory notes and commercial paper are the following:
•At December 31, 2020, Telefónica Europe, B.V. had a commercial paper issuance program guaranteed by Telefónica, S.A. for up to 5,000 million euros. The outstanding balance of commercial paper issued under this program at December 31, 2020 was 1,248 million euros, issued at an average interest rate of -0.28% for 2020 (1,390 million euros issued in 2019 at an average rate of -0.28%).
•At December 31, 2020, Telefónica, S.A. had a corporate promissory note program for 2,000 million euros, with an outstanding balance at December 31, 2020 of 269 million euros (75 million euros in 2019).

Interest-bearing debt
The average interest rate on outstanding loans and other payables at December 31, 2020 was 1.29% (1.52% in 2019). This percentage does not include the impact of hedges arranged by the Group.
The main financing transactions included under “Interest-bearing debt” line outstanding at December 31, 2020 and 2019 and their nominal amounts are provided in Appendix V.
Interest-bearing debt arranged or repaid in 2020 mainly includes the following:

Description	Limit 12/31/2020 (million euros)	Currency	Outstanding balance 12/31/2020 (million euros)	Arrangement date	Maturity date	Drawndown 2020 (million euros)	Repayment 2020 (million euros)
Telefónica, S.A.
Bilateral Credit (1)	135	EUR	—	05/14/2019	05/14/2024	—	—
Bilateral loan	—	EUR	150	11/08/2019	03/12/2030	150	—
Bilateral loan	—	EUR	200	12/04/2019	05/06/2027	200	—
Bilateral loan (2)	200	EUR	—	12/18/2020	06/18/2024	—	—
Colombia Telecomunicaciones, S.A. E.S.P.
Bilateral loan	—	USD	175	02/25/2020	03/24/2025	175	—
Syndicated loan (3)	—	USD	204	03/18/2020	03/18/2025	261	(61)
Telefónica Germany GmbH & Co. OHG
EIB Financing (Tranche 2)	150	EUR	—	01/14/2020	07/14/2029	—	—
T. Móviles Chile, S.A.
Bilateral loan (4)	—	USD	114	04/17/2020	09/29/2023	114	—
T. UK Limited
Syndicated loan (5)	—	GBP	—	05/07/2020	09/29/2020	—	—
(1)On February 18, 2020, there was a decrease in the limit of the bilateral credit from 300 million euros to 135 million euros.
(2)The bilateral loan has two annual extension options.
(3)On July 17, 2020, there was an early repayment for USD 70 million, therefore the outstanding amount was from USD 320 million to USD 250 million.
(4)On September 30, 2020, there was an extension of the maturity for the USD 140 million bilateral loan up to 2023.
(5)On September 29, 2020, there was an early repayment of the syndicated loan. The original maturity of the loan was 2021 with two six-months extension options at T. UK Limited request with a maturity up to 2022.
At December 31, 2020, the Telefónica Group presented availabilities of financing from different sources that amounted to approximately 13,354 million euros (13,679 million euros at December 31, 2019), of which 12,466 million euros will mature in more than twelve months.
Loans by currency
The breakdown of “Loans and other payables” line by currency at December 31, 2020 and 2019, and the equivalent value of foreign-currency loans in euros, is as follows:

	Outstanding balance (in millions)
	Local Currency		Euros
Currency	12/31/2020	12/31/2019	12/31/2020	12/31/2019
Euro	2,557	2,484	2,557	2,484
U.S. dollar	1,707	1,522	1,391	1,355
Brazilian real	376	1,527	59	337
Colombian peso	899,695	166,616	214	45
Pounds sterling	100	100	111	117
Peruvian nuevo sol	14	54	3	14
Other currencies			200	136
Total Group			4,535	4,488